Schedule of geographic revenue information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 276,340,120	$ 545,035,182	$ 688,607,542	$ 633,079,773
BRUNEI DARUSSALAM
Disaggregation of Revenue [Line Items]
Total revenues		281,349
HONG KONG
Disaggregation of Revenue [Line Items]
Total revenues	30,697,646	2,308,751	53,718,192
INDIA
Disaggregation of Revenue [Line Items]
Total revenues		1,370
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenues				6,356
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenues	245,507,942	542,160,955	634,482,899	633,022,743
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenues	41,538	220,133	405,544	50,674
VIET NAM
Disaggregation of Revenue [Line Items]
Total revenues	$ 92,994	$ 62,624	$ 907